Lease obligations	12 Months Ended
Dec. 31, 2023
Lease obligations

Note 12: Lease obligations

The Group has operating leases primarily for office space. The Group’s leases have remaining lease terms of several months to two years.

The components of lease expense are as follows:

	Years ended December 31,
	2023	2022
	US$’000	US$’000

Operating lease cost	76	175
Short-term lease cost	220	121
Total lease cost	296	296

Supplemental consolidated cash flow information related to leases is as follows:

	Years ended December 31,
	2023	2022
	US$’000	US$’000

Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows from operating leases	285	195
Right-of-use assets obtained in exchange for lease obligations (noncash):
Operating leases	-	-

Supplemental consolidated balance sheet information related to leases is as follows:

	December 31,
	2023	2022
	US$’000	US$’000

Operating leases
Operating lease right-of-use assets	233	219
Current portion of long-term operating lease obligations	170	113
Long-term operating lease obligations, net of current maturities	44	87
	214	200

Weighted average remaining lease term
Operating leases	3 months	20 months

Weighted average discount rate
Operating leases	5.45%	4.44%

Maturities of lease liabilities are as follows:

Operating leases
US$’000

Year ending December 31,
2024	174
2025	42
Total lease payments	219
Less: imputed interest	(5)
Total	214

ZHEJIANG TIANLAN
Lease obligations
3.	Lease obligations

The Group has finance leases primarily for equipment.

The components of lease expense are as follows:

Years ended December 31,
	2023	2022
	RMB’000	RMB’000

Finance lease cost:
Amortization of right-of-use assets	-	-
Interest on lease liabilities included under cost of revenue and selling and administrative expenses	-	-
Total finance lease cost	-	-

Supplemental consolidated cash flow information related to leases is as follows:

Years ended December 31,
	2023	2022
	RMB’000	RMB’000

Cash paid for amounts included in the measurement of lease liabilities:

Finance cash flows from finance leases	-	-
Right-of-use assets obtained in exchange for lease obligations (noncash):
Finance leases	-	-

Supplemental consolidated balance sheet information related to leases is as follows:

December 31,
	2023	2022
	RMB’000	RMB’000

Finance leases
Property, plant and equipment, at cost	-	-
Accumulated depreciation and impairment losses	-	-

Property, plant and equipment, net	-	-

Current maturities of long-term debt	-	-
Total finance lease liabilities	-	-

Weighted average remaining lease term
Finance leases	-	-

Weighted average discount rate
Finance leases	-	-